Voya Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 11.1%
213	iShares 20+ Year Treasury Bond ETF	$ 35,138	0.3
2,434	iShares Core S&P Small-Cap ETF	136,572	1.0
4,053	Vanguard Global ex-U.S. Real Estate ETF	173,914	1.2
2,988	Vanguard Real Estate ETF	208,712	1.5
3,112	Vanguard Russell 1000 Growth ETF	481,364	3.4
5,777	Vanguard Value ETF	514,500	3.7

	Total Exchange-Traded Funds
	(Cost $1,758,183)	1,550,200	11.1

MUTUAL FUNDS: 88.8%
	Affiliated Investment Companies: 88.8%
24,698	Voya Index Plus LargeCap Portfolio - Class I	557,687	4.0
10,406	Voya Large-Cap Growth Fund - Class R6	430,168	3.1
108,526	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,027,737	7.4
235,454	Voya Multi-Manager International Equity Fund - Class I	2,083,768	14.9
169,587	Voya Multi-Manager International Factors Fund - Class I	1,258,339	9.0
52,657	Voya Multi-Manager Mid Cap Value Fund - Class I	344,905	2.5
29,153	Voya U.S. High Dividend Low Volatility Fund - Class R6	284,533	2.0
176,537	Voya U.S. Stock Index Portfolio - Class I	2,409,726	17.3
90,581	VY® Invesco Comstock Portfolio - Class I	1,053,455	7.5
37,604	VY® JPMorgan Small Cap Core Equity Portfolio - Class I	419,660	3.0
43,670	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,131,060	8.1
35,255	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	345,852	2.5
15,044	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,042,583	7.5

	Total Mutual Funds
	(Cost $15,461,720)	12,389,473	88.8

	Total Investments in Securities (Cost $17,219,903)	$ 13,939,673	99.9
	Assets in Excess of Other Liabilities	10,626	0.1
	Net Assets	$ 13,950,299	100.0

Voya Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,550,200	$–	$–	$1,550,200
Mutual Funds	12,389,473	–	–	12,389,473
Total Investments, at fair value	$13,939,673	$–	$–	$13,939,673

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2020	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Index Plus LargeCap Portfolio - Class I	$691,750	$94,247	$(78,349)	$(149,961)	$557,687	$-	$(1,005)	$-
Voya Large-Cap Growth Fund - Class R6	543,221	142,462	(161,927)	(93,588)	430,168	-	19,609	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,325,711	199,368	(134,442)	(362,900)	1,027,737	-	8,062	-
Voya Multi-Manager International Equity Fund - Class I	2,544,191	455,723	(296,027)	(620,119)	2,083,768	-	(32,319)	-
Voya Multi-Manager International Factors Fund - Class I	1,478,939	279,092	(183,624)	(316,068)	1,258,339	-	(26,622)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	428,922	106,732	(57,350)	(133,399)	344,905	-	(14,667)	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	353,766	80,663	(68,918)	(80,978)	284,533	-	1,612	-
Voya U.S. Stock Index Portfolio - Class I	2,561,546	1,151,627	(703,793)	(599,654)	2,409,726	-	(104,382)	-
VY® Invesco Comstock Portfolio - Class I	1,328,618	357,783	(250,918)	(382,028)	1,053,455	-	(58,846)	-
VY® JPMorgan Small Cap Core Equity Portfolio Class I	526,225	124,662	(85,517)	(145,710)	419,660	-	(19,511)	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,379,506	195,254	(287,524)	(156,176)	1,131,060	-	(4,922)	-
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	428,727	55,038	(46,918)	(90,995)	345,852	-	(1,570)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,297,631	164,379	(293,038)	(126,389)	1,042,583	-	(64,494)	-
	$14,888,753	$3,407,030	$(2,648,345)	$(3,257,965)	$12,389,473	$-	$(299,055)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $17,542,756.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$21,346
Gross Unrealized Depreciation	(3,624,429)
Net Unrealized Depreciation	$(3,603,083)